Offerings	Feb. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	132,250
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,322,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 182.64
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,587,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 15,870,000.00
Amount of Registration Fee	$ 2,429.70